UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY           November 14, 2005
----------------------            -------------           -----------------
[Signature]                       [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


                                                      FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airtran Holdings Inc           common           00949P108     2532   200000 SH       SOLE                   200000
Alliance Gaming Corp           common           01859P609      190    17500 SH       SOLE                    17500
Alpha Natural Resources Inc    common           02076X102    35045  1166600 SH       SOLE                  1166600
American Tower Corp. (Class A) common           029912201    13551   543130 SH       SOLE                   543130
Atlas Pipeline Partners  UTS   common           049392103     1220    25000 SH       SOLE                    25000
BPZ Energy, Inc. (Restricted)  common           055639108      489   100000 SH       SOLE                   100000
Barrick Gold Corp              common           067901108    14574   501700 SH       SOLE                   501700
Baxter International Inc.      common           071813109     6001   150520 SH       SOLE                   150520
Best Buy Co. Inc.              common           086516101    21038   483300 SH       SOLE                   483300
CV Therapeutics Inc            common           126667104     1605    60000 SH       SOLE                    60000
Calpine Corp.                  common           131347106      259   100000 SH       SOLE                   100000
Cardinal Health, Inc.          common           14149Y108     2538    40000 SH       SOLE                    40000
Cheniere Energy Inc            common           16411R208    25850   625000 SH       SOLE                   625000
Chicago Bridge & Iron          common           167250109     4371   140580 SH       SOLE                   140580
China Enterprises Ltd.         common           G2109M100      365  1292775 SH       SOLE                  1292775
Circuit City Store, Inc.       common           172737108     6840   398600 SH       SOLE                   398600
Comverse Technology, Inc.      common           205862402     8535   324900 SH       SOLE                   324900
Consol Energy INC              common           20854P109      763    10000 SH       SOLE                    10000
Constellation Copper Corp      common           21036T209      214   200000 SH       SOLE                   200000
Cooper Cameron Corp.           common           216640102    15156   205000 SH       SOLE                   205000
Cordero Energy Inc.            common           21851r106      162    30000 SH       SOLE                    30000
Crown Castle International Cor common           228227104    25014  1015610 SH       SOLE                  1015610
Cypress Semiconductor          common           232806109     5644   375000 SH       SOLE                   375000
Dobson Communications - Class  common           256069105       77    10000 SH       SOLE                    10000
Dynegy Inc.                    common           26816Q101      471   100000 SH       SOLE                   100000
Ensco International Inc.       common           26874Q100     4659   100000 SH       SOLE                   100000
FirstEnergy Corp.              common           337932107      521    10000 SH       SOLE                    10000
Fluor Corp                     common           343412102    33207   515800 SH       SOLE                   515800
Gasco Energy Inc               common           367220100      332    50000 SH       SOLE                    50000
Google Inc.                    common           38259P508    35353   111715 SH       SOLE                   111715
Grande Cache Coal              common           38655X105       64    10100 SH       SOLE                    10100
Harrahs Entertainment Inc.     common           413619107    14634   224480 SH       SOLE                   224480
Hexcel Corporation             common           428291108    15759   861600 SH       SOLE                   861600
Hornbeck Offshore Services, In common           440543106     2645    72200 SH       SOLE                    72200
Impco Technologies Inc         common           45255W106       60    10000 SH       SOLE                    10000
Intersil Holding Corp Cl A     common           46069S109     5445   250000 SH       SOLE                   250000
Japan Smaller Capitalization F common           47109U104     1283    73000 SH       SOLE                    73000


                                                  FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Joy Global Inc                 common           481165108     3546    70277 SH       SOLE                    70277
Key Energy Service Inc         common           492914106      147    10000 SH       SOLE                    10000
Kohls Corp                     common           500255104    23203   462400 SH       SOLE                   462400
L.B. Foster Co.                common           350060109      199    15000 SH       SOLE                    15000
Lexar Media Inc                common           52886P104     1276   200000 SH       SOLE                   200000
Louisiana-Pacific Corp.        common           546347105     5538   200000 SH       SOLE                   200000
Matritech, Inc.                common           576818108      145   230516 SH       SOLE                   230516
Medimmune Inc.                 common           584699102    12450   370000 SH       SOLE                   370000
Midnight Oil Exploration Ltd   common           598000107      190    50000 SH       SOLE                    50000
NQL Energy Services Inc. (Clas common           62936W108      271    62400 SH       SOLE                    62400
NS Group Inc.                  common           628916108     2516    64100 SH       SOLE                    64100
National Oilwell Varco Inc.    common           637071101    12160   184800 SH       SOLE                   184800
Natural Resource Partners LP   common           63900p103      405     6500 SH       SOLE                     6500
Newmont Mining Corp.           common           651639106    18877   400200 SH       SOLE                   400200
Noble Corp.                    common           g65422100    27384   400000 SH       SOLE                   400000
Noble Energy Inc.              common           655044105     1266    27000 SH       SOLE                    27000
Nokia Corp. (Sponsored ADR)    common           654902204     5073   300000 SH       SOLE                   300000
Novatel Wireless, Inc.         common           66987m604      723    50000 SH       SOLE                    50000
Office Depot Inc.              common           676220106     1485    50000 SH       SOLE                    50000
Patterson-UTI Energy, Inc.     common           703481101    44916  1244910 SH       SOLE                  1244910
Petsmart Incorporated          common           716768106     2174    99800 SH       SOLE                    99800
Pine Valley Mining Corp        common           72301P109      119    29700 SH       SOLE                    29700
Pinnacle Entertainment Inc.    common           723456109      183    10000 SH       SOLE                    10000
Pope & Talbot Inc              common           732827100      102    10000 SH       SOLE                    10000
Psychiatric Solutions          common           74439H108     5423   100000 SH       SOLE                   100000
Qualcomm, Inc.                 common           747525103     2269    50700 SH       SOLE                    50700
RBC Bearings, Inc              common           75524B104      159    10000 SH       SOLE                    10000
Reliant Resources Inc          common           75952B105     1158    75000 SH       SOLE                    75000
Rowan Companies Inc.           common           779382100     2662    75000 SH       SOLE                    75000
SAMSys Technologies Inc.       common           795916105       69   108200 SH       SOLE                   108200
SBA Communications Corp        common           78388j106    40482  2623610 SH       SOLE                  2623610
SanDisk Corp.                  common           80004C101     7111   147400 SH       SOLE                   147400
Sasol Ltd Sponsored Adr        common           803866300      774    20000 SH       SOLE                    20000
Scansoft Inc                   common           80603P107       53    10000 SH       SOLE                    10000
Scientific-Atlanta, Inc.       common           808655104    12157   324090 SH       SOLE                   324090
Tesco Corp.                    common           88157K101     1030    65500 SH       SOLE                    65500
Texas Instruments Inc.         common           882508104     6780   200000 SH       SOLE                   200000
The Sports Authority Inc       common           84917U109     6689   227200 SH       SOLE                   227200
Tibco Software Inc.            common           88632Q103    19699  2356330 SH       SOLE                  2356330
Tidewater, Inc.                common           886423102    12167   250000 SH       SOLE                   250000
Tim Participacoes SA - ADR     common           88706p106      279    15000 SH       SOLE                    15000
Transocean Inc.                common           G90078109    41516   677145 SH       SOLE                   677145
WEBS - Japan Index             common           464286848    24380  2000000 SH       SOLE                  2000000
Wabtec Corp Com                common           929740108      273    10000 SH       SOLE                    10000
Westmoreland Coal Co           common           960878106      415    15000 SH       SOLE                    15000
Weyerhaeuser Co.               common           962166104     5500    80000 SH       SOLE                    80000
Stoneham Drilling Trust        preferred        861823102      444    20900 SH       SOLE                    20900
Westmoreland Coal Co.  8.5 Pre preferred        960878304      250     5000 SH       SOLE                     5000
Nabors Industries Oct '05 call calls                           360     1000 SH  call SOLE                     1000
